Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Taxes And Payroll Charges [abstract]
Remaining amount of provisions payable on social security	13	9.8
Amount of injunction guaranteeing right to not collect social security contributions	$ 5.7